Cover Non-printing	Oct. 29, 2026
Entity Information [Line Items]
Entity Central Index Key	0001057877
Amendment Flag	false
Idaho Power [Member]
Entity Information [Line Items]
Entity Central Index Key	0000049648
Amendment Flag	false